Investments in Equity Investees - Capital Commitments (Details) - Property, plant and equipment $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,341
Equity investees
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,807